Offerings - Offering: 1	Jul. 23, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	1,118,282
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 2,578,304
Fee Rate	0.01531%
Amount of Registration Fee	$ 394.74
Offering Note	Represents the maximum number of shares of Common Stock, par value $0.001 per share (“Cyclacel Common Stock”), of Cyclacel Pharmaceuticals, Inc. (the “Registrant”), issuable to securityholders of Fitters Sdn. Bhd. (“Fitters”) pursuant to the Exchange and related transactions contemplated by the Exchange Agreement, dated as of May 6, 2025, as amended on July 7, 2025, by and among the Registrant, FITTERS Diversified Berhad and Fitters.Estimated solely for the purpose of calculating the registration fee under Rule 457(f)(2) under the Securities Act of 1933, as amended (the “Securities Act”). As Fitters is a private company, there is no market for its securities, therefore, the proposed maximum aggregate offering price per share was calculated based on the book value as of July 10, 2025 of the Fitters Ordinary Shares that will be exchanged in the Transaction, which amount equals $2,578,304.The registration fee is determined in accordance with Section 6(b) of the Securities Act and calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.00015310.